GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Aug. 28, 2014 item
Acquired Intangible Assets
Gross carrying amount	$ 49,003	$ 7,100
Accumulated amortization	(4,030)
Net Carrying Amount	44,973	7,100
Aggregate amortization expense for amortizing intangible assets	4,030
Ownership percentage	25.00%
Estimated amortization expense
2015	7,841
2016	7,438
2017	7,010
2018	6,609
2019	5,016
Thereafter	11,059
Total	44,973
Changes in the carrying amount of goodwill
Balance as of beginning of period	1,537
AHF purchase accounting adjustment	(24)
Goodwill acquired during the year	21,635	1,537
Balance as of end of period	23,148	1,537
Primrose
Acquired Intangible Assets
Number of unrelated third party entities (in entities)			2
Committed contribution			5,000
Ownership percentage			51.00%
Amount contributed	3,000
Patient relationships
Acquired Intangible Assets
Weighted average amortization period	7 years 6 months	10 years
Gross carrying amount	29,100	5,100
Accumulated amortization	(2,895)
Net Carrying Amount	26,205	5,100
Trade names and trademarks
Acquired Intangible Assets
Weighted average amortization period	10 years	10 years
Gross carrying amount	10,100	1,400
Accumulated amortization	(575)
Net Carrying Amount	9,525	1,400
Non-compete employment agreements
Acquired Intangible Assets
Weighted average amortization period	5 years	5 years
Gross carrying amount	4,999	600
Accumulated amortization	(560)
Net Carrying Amount	4,439	600
Intellectual property
Acquired Intangible Assets
Weighted average amortization period	10 years
Gross carrying amount	2,157
Net Carrying Amount	2,157
Intellectual property | Primrose
Acquired Intangible Assets
Aggregate amortization expense for amortizing intangible assets	0
Amount contributed by unrelated third party entities			2,157
Software licensing agreement
Acquired Intangible Assets
Weighted average amortization period	4 years
Gross carrying amount	2,647
Net Carrying Amount	2,647
Aggregate amortization expense for amortizing intangible assets	0
Software licensing agreement | Primrose
Acquired Intangible Assets
Amount contributed by unrelated third party entities			$ 2,647